Note 17 - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 30, 2020
Finance Lease, Weighted Average Discount Rate, Percent	395.00%
Related Party | Building Leases | Quingdao
Lessee, Operating Lease, Term of Contract	5 years
Related Party | Building Leases | Shenzen
Lessee, Operating Lease, Term of Contract	7 years
Nonrelated Party | Building Leases | Shenzen
Lessee, Operating Lease, Term of Contract	50 years			50 years
Qingdao | Related Party
Lessor, Operating Lease, Term of Contract			10 years
Operating Lease, Lease Income, Lease Payments	$ 135,604	$ 138,727